Note 7 - Accrued Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Accrued Interest Receivable [Table Text Block]
(Dollars in thousands)	2016	2015
Securities available for sale	$400	422
Loans receivable	2,226	1,832
	$2,626	2,254